Technology Transfer and License Agreement (Details Narrative) - USD ($)	1 Months Ended		4 Months Ended	12 Months Ended
	Aug. 31, 2015	May 31, 2015	Aug. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Product sales, net				$ 17,272,238	$ 13,661,569
License Arrangement [Member]
Costs associated with license agreement			$ 33,000
Fees under licensing agreement			$ 200,000
Product sales, net				$ 71,000
License Arrangement [Member] | Installment Payment #1 [Member]
Fees under licensing agreement		$ 100,000
License Arrangement [Member] | Installment Payment #2 [Member]
Fees under licensing agreement	$ 100,000